Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2020	2019
Prepaid expenses	$39,897	$45,545
Government institutions	70,880	62,398
Derivative instruments	14,676	23,886
Cross-currency interest rate swap	—	6,183
Right to use land and buildings	6,021	5,602
Other (*)	24,856	17,114
	$156,330	$160,728